Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Summary of net deferred tax position
The Company’s net deferred tax position as of December 31, 2016 and 2015, respectively, is as follows (in thousands).

	December 31,
	2016	2015
Deferred tax assets
Unrealized loss on derivatives	$8,734	$—
Net operating loss carryforwards	137,757	79,208
Alternative minimum tax carryforward	8,633	9,785
Percentage depletion carryover	2,595	2,442
Property and equipment	44,391	42,757
Deferred gain on sale leaseback transaction	—	32,831
Other	—	7,396
Total deferred tax assets	202,110	174,419
Valuation allowance on deferred tax assets	(190,255)	(154,320)
Total deferred tax assets, net of valuation allowance	11,855	20,099
Deferred tax liabilities
Unrealized gain on derivatives	(3,800)	(5,699)
Other	(8,055)	(14,400)
Total deferred tax liabilities	(11,855)	(20,099)
Net deferred tax liabilities	$—	$—

Income tax expense reconciled to the tax computed at the statutory federal rate
The current income tax provision for the years ended December 31, 2016, 2015 and 2014, respectively, was comprised of the following (in thousands).

	Year Ended December 31,
	2016	2015	2014
Current income tax provision
State income tax	$108	$371	$—
Federal alternative minimum tax	(1,144)	2,588	133
Net current income tax (benefit) provision	$(1,036)	$2,959	$133
Reconciliations of the tax (benefit) expense computed at the statutory federal rate to the Company’s total income tax (benefit) provision for the years ended December 31, 2016, 2015 and 2014, respectively, is as follows (in thousands).

	Year Ended December 31,
	2016	2015	2014
Federal tax (benefit) expense at statutory rate (1)	$(34,333)	$(289,412)	$61,301
State income tax	539	(13,215)	2,707
Permanent differences (2)	(499)	698	397
Federal alternative minimum tax	1,144	(2,588)	(133)
Change in federal valuation allowance	33,688	145,777	—
Change in state valuation allowance	(539)	8,413	(30)
Net deferred income tax (benefit) provision	—	(150,327)	64,242
Net current income tax (benefit) provision	(1,036)	2,959	133
Total income tax (benefit) provision	$(1,036)	$(147,368)	$64,375

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(1)	The statutory federal tax rate was 35% for the years ended December 31, 2016, 2015 and 2014.

(2)	Amount is primarily attributable to stock-based compensation.